Segment Information - Summary of Financial Information Concerning Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues from external customers	$ 285.1	$ 302.3	$ 559.6	$ 594.7
Interest, investment and other income, including realized gains and losses	75.9	68.1	88.5	69.4
Total revenues and other income	361.0	370.4	648.1	664.1
Depreciation and amortization	13.3	14.9	27.2	29.2
Interest expense	(5.5)	(0.2)	(9.2)	(3.2)
Earnings (loss) before income taxes and equity in losses of unconsolidated affiliates	45.9	(0.2)	40.2	(9.9)
Income tax (benefit) expense	5.9	2.6	(1.3)	(2.9)
Earnings (loss) before equity in losses of unconsolidated affiliates	40.0	(2.8)	41.5	(7.0)
Equity in earnings (losses) of unconsolidated affiliates	(21.1)	(19.6)	(42.5)	(20.7)
Net earnings (loss)	18.9	(22.4)	(1.0)	(27.7)
Assets	1,852.2	1,359.9	1,852.2	1,359.9	$ 1,459.5
Goodwill	164.8	202.0	164.8	202.0	$ 164.8
Operating Segments
Segment Reporting Information [Line Items]
Goodwill
Ceridian and Dun & Bradstreet Elimination
Segment Reporting Information [Line Items]
Revenues from external customers	(595.2)	(179.0)	(973.0)	(367.8)
Interest, investment and other income, including realized gains and losses	0.0	0.0	0.0	0.0
Total revenues and other income	(595.2)	(179.0)	(973.0)	(367.8)
Depreciation and amortization	(151.4)	(14.2)	(246.3)	(28.1)
Interest expense	94.5	43.4	152.4	65.6
Earnings (loss) before income taxes and equity in losses of unconsolidated affiliates	77.5	52.4	172.3	44.4
Income tax (benefit) expense	20.7	(1.2)	45.3	(7.0)
Earnings (loss) before equity in losses of unconsolidated affiliates	56.8	53.6	127.0	51.4
Equity in earnings (losses) of unconsolidated affiliates	(24.3)	(19.7)	(46.1)	(21.6)
Net earnings (loss)	32.5	33.9	80.9	29.8
Assets	(15,802.6)	(6,319.7)	(15,802.6)	(6,319.7)
Goodwill	(4,745.4)	(1,942.6)	(4,745.4)	(1,942.6)
Restaurant revenue
Segment Reporting Information [Line Items]
Revenues from external customers	266.5	276.2	524.3	550.0
Restaurant revenue | Ceridian and Dun & Bradstreet Elimination
Segment Reporting Information [Line Items]
Revenues from external customers	0.0	0.0	0.0	0.0
Other operating revenue
Segment Reporting Information [Line Items]
Revenues from external customers	18.6	26.1	35.3	44.7
Other operating revenue | Ceridian and Dun & Bradstreet Elimination
Segment Reporting Information [Line Items]
Revenues from external customers	(595.2)	(179.0)	(973.0)	(367.8)
Restaurant Group
Segment Reporting Information [Line Items]
Revenues from external customers	266.5	276.2	524.3	550.0
Restaurant Group | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers	266.5	276.2	524.3	550.0
Interest, investment and other income, including realized gains and losses	2.8	1.4	3.5	1.4
Total revenues and other income	269.3	277.6	527.8	551.4
Depreciation and amortization	9.4	10.7	19.1	21.4
Interest expense	(1.5)	(3.8)	(2.5)	(7.5)
Earnings (loss) before income taxes and equity in losses of unconsolidated affiliates	(11.6)	(5.9)	(19.7)	(15.2)
Income tax (benefit) expense	0.0	0.0	(0.1)	0.0
Earnings (loss) before equity in losses of unconsolidated affiliates	(11.6)	(5.9)	(19.6)	(15.2)
Equity in earnings (losses) of unconsolidated affiliates	0.0	0.0	0.0	0.1
Net earnings (loss)	(11.6)	(5.9)	(19.6)	(15.1)
Assets	636.2	477.5	636.2	477.5
Goodwill	76.5	103.1	76.5	103.1
Restaurant Group | Restaurant revenue
Segment Reporting Information [Line Items]
Revenues from external customers	247.7	258.3	493.0	517.5
Restaurant Group | Restaurant revenue | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers	266.5	276.2	524.3	550.0
Restaurant Group | Other operating revenue | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers	0.0	0.0	0.0	0.0
T-System | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers	12.9	14.8	25.1	30.2
Interest, investment and other income, including realized gains and losses	(0.5)	0.0	(0.5)	0.0
Total revenues and other income	12.4	14.8	24.6	30.2
Depreciation and amortization	3.4	3.7	6.9	7.3
Interest expense	(1.4)	(1.5)	(2.8)	(1.5)
Earnings (loss) before income taxes and equity in losses of unconsolidated affiliates	(5.0)	(2.6)	(9.9)	(3.4)
Income tax (benefit) expense	(1.2)	(0.5)	(2.4)	(2.3)
Earnings (loss) before equity in losses of unconsolidated affiliates	(3.8)	(2.1)	(7.5)	(1.1)
Equity in earnings (losses) of unconsolidated affiliates	0.0	0.0	0.0	0.0
Net earnings (loss)	(3.8)	(2.1)	(7.5)	(1.1)
Assets	202.9	221.9	202.9	221.9
Goodwill	88.3	98.9	88.3	98.9
T-System | Restaurant revenue | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers	0.0	0.0	0.0	0.0
T-System | Other operating revenue | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers	12.9	14.8	25.1	30.2
Ceridian | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers	196.3	179.0	400.0	367.8
Interest, investment and other income, including realized gains and losses	0.0	0.0	0.0	0.0
Total revenues and other income	196.3	179.0	400.0	367.8
Depreciation and amortization	14.6	14.2	29.0	28.1
Interest expense	(8.5)	(43.4)	(17.4)	(65.6)
Earnings (loss) before income taxes and equity in losses of unconsolidated affiliates	8.7	(52.4)	25.6	(44.4)
Income tax (benefit) expense	2.4	1.2	8.1	7.0
Earnings (loss) before equity in losses of unconsolidated affiliates	6.3	(53.6)	17.5	(51.4)
Equity in earnings (losses) of unconsolidated affiliates	0.0	0.0	0.0	0.0
Net earnings (loss)	6.3	(53.6)	17.5	(51.4)
Assets	6,729.3	6,319.7	6,729.3	6,319.7
Goodwill	1,952.8	1,942.6	1,952.8	1,942.6
Ceridian | Restaurant revenue | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers	0.0	0.0	0.0	0.0
Ceridian | Other operating revenue | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers	196.3	179.0	400.0	367.8
Dun And Bradstreet | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers	398.9		573.0
Interest, investment and other income, including realized gains and losses	0.0		0.0
Total revenues and other income	398.9		573.0
Depreciation and amortization	136.8		217.3
Interest expense	(86.0)		(135.0)
Earnings (loss) before income taxes and equity in losses of unconsolidated affiliates	(86.2)		(197.9)
Income tax (benefit) expense	(23.1)		(53.4)
Earnings (loss) before equity in losses of unconsolidated affiliates	(63.1)		(144.5)
Equity in earnings (losses) of unconsolidated affiliates	2.8		2.9
Net earnings (loss)	(60.3)		(141.6)
Assets	9,073.3		9,073.3
Goodwill	2,792.6		2,792.6
Dun And Bradstreet | Restaurant revenue | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers	0.0		0.0
Dun And Bradstreet | Other operating revenue | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers	398.9		573.0
Corporate and Other | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers	5.7	11.3	10.2	14.5
Interest, investment and other income, including realized gains and losses	73.6	66.7	85.5	68.0
Total revenues and other income	79.3	78.0	95.7	82.5
Depreciation and amortization	0.5	0.5	1.2	0.5
Interest expense	(2.6)	5.1	(3.9)	5.8
Earnings (loss) before income taxes and equity in losses of unconsolidated affiliates	62.5	8.3	69.8	8.7
Income tax (benefit) expense	7.1	3.1	1.2	(0.6)
Earnings (loss) before equity in losses of unconsolidated affiliates	55.4	5.2	68.6	9.3
Equity in earnings (losses) of unconsolidated affiliates	0.4	0.1	0.7	0.8
Net earnings (loss)	55.8	5.3	69.3	10.1
Assets	1,013.1	660.5	1,013.1	660.5
Goodwill	0.0	0.0	0.0	0.0
Corporate and Other | Restaurant revenue | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers	0.0	0.0	0.0	0.0
Corporate and Other | Other operating revenue | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers	$ 5.7	$ 11.3	$ 10.2	$ 14.5